Leases	12 Months Ended
Jun. 30, 2023
Leases
Leases

22. Leases

The Group as lessee

In the ordinary course of business, the Group leases property or spaces for administrative or commercial use. The agreements entered into include several clauses, including but not limited, to fixed, variable or adjustable payments. Some leases were agreed upon with related parties (Note 30).

The future minimum payments that the Group must pay under leases are as follows:

	06.30.2023	06.30.2022	06.30.2021
No later than one year	292	220	278
Later than one year and not later than five years	1,538	1,273	1,594
Later than five years	3,539	4,171	5,686
	5,369	5,664	7,558

The Group as lessor

Leases:

In the Shopping Malls segment and Offices segment, the Group enters into operating lease agreements typical in the business. Given the diversity of properties and lessees, and the various economic and regulatory jurisdictions where the Group operates, the agreements may adopt different forms, such as fixed, variable, adjustable leases, etc. For example, operating lease agreements with lessees of Shopping Malls generally include escalation clauses and contingent payments. Income from leases are recorded in the Statement of Income and Other Comprehensive Income under rental and service income in all of the filed fiscal years.

Rental properties are considered to be investment properties. Book value is included in Note 9. The future minimum proceeds under non-cancellable operating leases from Group’s shopping malls, offices and other buildings are as follows:

	06.30.2023	06.30.2022	06.30.2021
No later than one year	12,101	5,840	14,222
Later than one year and not later than five years	12,024	15,233	28,489
Later than five years	578	2,746	8,011
	24,703	23,819	50,722